INVESTMENT AND MORTGAGE-BACKED SECURITIES (Tables)	12 Months Ended
Dec. 31, 2014
Investments, Debt and Equity Securities [Abstract]
Schedule of amortized cost, gross unrealized gains, gross unrealized losses and estimated fair values of investment securities

	December 31, 2014
		Gross	Gross	Estimated
	Amortized	unrealized	unrealized	fair
	cost	holding gains	holding losses	value
	(In thousands)
Available for Sale:
U.S. Government agency securities	$127,607	$7	$2,391	$125,223
Municipal obligations	1,691	85	-	1,776

	$129,298	$92	$2,391	$126,999

	December 31, 2013
		Gross	Gross	Estimated
	Amortized	unrealized	unrealized	fair
	cost	holding gains	holding losses	value
	(In thousands)
Available for Sale:
U.S. Government agency securities	$160,063	$-	$11,714	$148,349
Municipal obligations	3,035	83	103	3,015
Corporate securities	1,920	658	-	2,578

	$165,018	$741	$11,817	$153,942

Schedule of investments securities classified by contractual maturity date
	December 31,
	2014	2013
	(In thousands)

Less than one year	$19,626	$-
One to five years	22,842	33,882
Five to ten years	81,848	41,376
More than ten years	4,982	87,840
	129,298	163,098
Corporate securities	-	1,920
	$129,298	$165,018

Schedule of amortized cost, gross unrealized gains, gross unrealized losses and estimated fair values of mortgage-backed securities
December 31, 2014
		Gross	Gross	Estimated
	Amortized	unrealized	unrealized	fair
	cost	holding gains	holding losses	value
(In thousands)
Available for sale:
Federal Home Loan Mortgage Corporation adjustable-rate participation certificates	$9,443	$-	$43	$9,400

	December 31, 2013
		Gross	Gross	Estimated
	Amortized	unrealized	unrealized	fair
	cost	holding gains	holding losses	value
	(In thousands)

Available for sale:
Federal Home Loan Mortgage Corporation adjustable-rate participation certificates	$677	$34	$1	$710
Federal National Mortgage Association adjustable-rate participation certificates	5,940	40	36	5,944
Government National Mortgage Association adjustable-rate participation certificates	2,622	85	-	2,707

	$9,239	$159	$37	$9,361

Held to maturity:
Federal Home Loan Mortgage Corporation adjustable-rate participation certificates	$253	$8	$-	$261
Federal National Mortgage Association adjustable-rate participation certificates	212	6	-	218
Government National Mortgage Association adjustable-rate participation certificates	2,651	100	-	2,751

	$3,116	$114	$-	$3,230

Schedule of amortized cost of mortgage-backed securities, including those designated as available for sale, by contractual terms to maturity
	December 31,
	2014	2013
	(In thousands)

Due in one year or less	$1,370	$811
Due in one year through five years	4,032	3,413
Due in five years through ten years	4,041	4,665
Due in more than ten years	-	3,466

	$9,443	$12,355

Schedule of unrealized loss position
				December 31, 2014
	Less than 12 months			12 months or longer				Total
Description of	Number of	Fair	Unrealized	Number of	Fair	Unrealized	Number of	Fair	Unrealized
securities	investments	value	holding losses	investments	value	holding losses	investments	value	holding losses
				(Dollars in thousands)
U.S. Government agency securities	-	$-	$-	22	$115,221	$2,391	22	$115,221	$2,391
Municipal obligations	-	-	-	-	-	-	-	-	-
Mortgage-backed securities	1	9,400	43	-	-	-	1	9,400	43

Total temporarily impaired securities	1	$9,400	$43	22	$115,221	$2,391	23	$124,621	$2,434

				December 31, 2013
	Less than 12 months			12 months or longer				Total
Description of	Number of	Fair	Unrealized	Number of	Fair	Unrealized	Number of	Fair	Unrealized
securities	investments	value	holding losses	investments	value	holding losses	investments	value	holding losses
				(Dollars in thousands)
U.S. Government agency securities	24	$128,462	$9,108	4	$19,887	$2,606	28	$148,349	$11,714
Municipal obligations	1	181	2	1	321	101	2	502	103
Corporate securities	-	-	-	-	-	-	-	-	-
Mortgage-backed securities	10	4,720	36	6	101	1	16	4,821	37

Total temporarily impaired securities	35	$133,363	$9,146	11	$20,309	$2,708	46	$153,672	$11,854